Stock-based compensation - Vesting and assumptions (Details) - RSUs - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation
Total stock based compensation		$ 46,990	$ 110,108
Director
Stock-based compensation
Risk-free rate	2.83%
Expected equity volatility	73.33%
Share price	$ 44.84
Expected dividend rate	0.00%
Probability of success	85.42%